Deutsche Investment Management Americas Inc.
                             One Beacon Street
                             Boston, MA 02108

                             August 3, 2009



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE: Treasury Portfolio (the "Portfolio"), a series of Investors Cash Trust (the "Trust") (Reg. Nos. 33-34645, 811-06103)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Portfolio pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 31 to the Trust's Registration Statement on Form N-1A (the "Amendment"), do not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on July 29, 2009.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3986.

                                Very truly yours,


                                /s/Scott D. Hogan

                                Scott D. Hogan
                                Vice President
                                Deutsche Investment Management Americas Inc.


amk

cc:      Jose Del Real, Esq., Vedder Price P.C.